Note 6 Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Jun. 30, 2025		Dec. 31, 2024
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 1,019,818		€ 972,990
Loans and advances to customers at amortised cost	426,663		412,477
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	246,968	[1]	232,185	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	4,760	[1]	4,684	[2]
Loans and advances to customers at amortised cost	242,207	[1]	227,501	[2]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	91,852		91,717
Loans and advances to customers at amortised cost, allowance for expected credit losses	3,136		3,055
Loans and advances to customers at amortised cost	88,716		88,662
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	49,841	[3]	50,083	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,795	[3]	1,784	[4]
Loans and advances to customers at amortised cost	48,046	[3]	48,299	[4]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	48,396	[5]	48,897	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,921	[5]	2,079	[6]
Loans and advances to customers at amortised cost	46,475	[5]	46,818	[6]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,228		1,205
Loans and advances to customers at amortised cost, allowance for expected credit losses	9		9
Loans and advances to customers at amortised cost	1,219		1,197
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	438,285	[7]	424,087	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	11,621	[7]	11,611	[8]
Loans and advances to customers at amortised cost	426,663	[7]	412,477	[8]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,379		1,532
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	10,243		10,079
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	224,330	[1]	208,969	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	530	[1]	543	[2]
Loans and advances to customers at amortised cost	223,800	[1]	208,426	[2]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	82,971		83,053
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,244		1,210
Loans and advances to customers at amortised cost	81,727		81,843
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	43,191	[3]	42,708	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	236	[3]	243	[4]
Loans and advances to customers at amortised cost	42,955	[3]	42,465	[4]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	42,209	[5]	42,204	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	367	[5]	393	[6]
Loans and advances to customers at amortised cost	41,841	[5]	41,811	[6]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,185		1,170
Loans and advances to customers at amortised cost, allowance for expected credit losses	1		0
Loans and advances to customers at amortised cost	1,184		1,170
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	393,887	[7]	378,104	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,378	[7]	2,389	[8]
Loans and advances to customers at amortised cost	391,508	[7]	375,715	[8]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	20		13
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	2,359		2,376
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15,223	[1]	15,637	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	617	[1]	631	[2]
Loans and advances to customers at amortised cost	14,606	[1]	15,006	[2]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,363		6,147
Loans and advances to customers at amortised cost, allowance for expected credit losses	609		542
Loans and advances to customers at amortised cost	5,754		5,605
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,535	[3]	5,534	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	330	[3]	390	[4]
Loans and advances to customers at amortised cost	4,205	[3]	5,144	[4]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,117	[5]	4,431	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	261	[5]	283	[6]
Loans and advances to customers at amortised cost	3,855	[5]	4,148	[6]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	30		23
Loans and advances to customers at amortised cost, allowance for expected credit losses	1		1
Loans and advances to customers at amortised cost	29		22
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	30,267	[7]	31,772	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,818	[7]	1,847	[8]
Loans and advances to customers at amortised cost	28,449	[7]	29,925	[8]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	332		321
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,487		1,526
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	7,414	[1]	7,579	[2]
Loans and advances to customers at amortised cost, allowance for expected credit losses	3,613	[1]	3,510	[2]
Loans and advances to customers at amortised cost	3,801	[1]	4,069	[2]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,518		2,517
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,283		1,303
Loans and advances to customers at amortised cost	1,235		1,214
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,114	[3]	1,841	[4]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,229	[3]	1,151	[4]
Loans and advances to customers at amortised cost	886	[3]	690	[4]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,070	[5]	2,262	[6]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,292	[5]	1,403	[6]
Loans and advances to customers at amortised cost	778	[5]	860	[6]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	14		12
Loans and advances to customers at amortised cost, allowance for expected credit losses	8		7
Loans and advances to customers at amortised cost	6		4
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	14,131	[7]	14,211	[8]
Loans and advances to customers at amortised cost, allowance for expected credit losses	7,425	[7]	7,374	[8]
Loans and advances to customers at amortised cost	6,706	[7]	6,837	[8]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	1,027		1,197
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers at amortised cost, allowance for expected credit losses	€ 6,397		€ 6,177

[1]	(1) Spain includes all the countries where BBVA, S.A. operates.
[2]	(1) Spain includes all the countries where BBVA, S.A. operates.
[3]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[4]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[5]	(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[6]	(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[7]
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2025, the remaining balance was €86 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

[8]
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.